TRANSAMERICA FUNDS

Supplement to the Currently Effective Retail Prospectus

Effective immediately, the information in the “List and Description of Certain Underlying Funds” section of the prospectus is replaced as follows:

The first table in this section is deleted in its entirety and replaced with the following:

Fund Name	Transamerica Asset Allocation - Conservative Portfolio	Transamerica Asset Allocation - Growth Portfolio	Transamerica Asset Allocation - Moderate Growth Portfolio	Transamerica Asset Allocation - Moderate Portfolio

Transamerica Bond	X		X	X

Transamerica Capital Growth	X	X	X	X

Transamerica Core Bond (formerly, Transamerica Intermediate Bond)	X		X	X

Transamerica Emerging Markets Debt	X		X	X

Transamerica Emerging Markets Opportunities	X	X	X	X

Transamerica Energy Infrastructure	X	X	X	X

Transamerica Floating Rate	X		X	X

Transamerica Government Money Market	X	X	X	X

Transamerica High Yield Bond	X		X	X

Transamerica High Yield ESG	X		X	X

Transamerica High Yield Muni	X		X	X

Transamerica Inflation Opportunities	X		X	X

Transamerica Intermediate Muni	X		X	X

Transamerica International Equity	X	X	X	X

Transamerica International Focus	X	X	X	X

Transamerica International Small Cap Value	X	X	X	X

Transamerica International Stock	X	X	X	X

Transamerica Large Cap Value	X	X	X	X

Transamerica Large Growth	X	X	X	X

Transamerica Long Credit	X		X	X

Transamerica Mid Cap Growth	X	X	X	X

Transamerica Mid Cap Value Opportunities	X	X	X	X

Transamerica Multi-Asset Income	X		X	X

Transamerica Multi-Managed Balanced	X		X	X

Transamerica Short-Term Bond	X		X	X

Transamerica Small Cap Growth	X	X	X	X

Transamerica Small Cap Value	X	X	X	X

Transamerica Small/Mid Cap Value	X	X	X	X

Transamerica Sustainable Bond	X		X	X

Transamerica Sustainable Equity Income	X	X	X	X

Transamerica Unconstrained Bond	X		X	X

Transamerica US Growth	X	X	X	X

* * *

The information related to Transamerica Mid Cap Value below the table is deleted entirely, and the following information for Transamerica Long Credit is added:

Transamerica Long Credit

Principal Investment Strategies: The fund’s sub-adviser, Aegon USA Investment Management, LLC (the “sub-adviser”), seeks to achieve the fund’s objective by investing, under normal circumstances, primarily in investment grade debt securities, which may include: investment grade corporate securities, U.S. government obligations, mortgage-backed securities guaranteed by U.S. government agencies and instrumentalities, and private residential mortgage-backed securities. Under normal circumstances, the fund invests at least 80% of its net assets (plus the amount of borrowings, if any, for investment purposes) in fixed-income securities. The fund’s portfolio weighted average duration will normally be more than 10 years. Duration is a measure used to determine the sensitivity of a security’s price to changes in interest rates. The longer a security’s duration, the more sensitive it will be to changes in interest rates.

Under normal circumstances, the fund’s portfolio will have a dollar-weighted average credit rating of investment grade. Investment grade debt securities carry a rating of at least BBB from Standard & Poor’s or Fitch or Baa from Moody’s or are of comparable quality as determined by the sub-adviser. The fund may invest in securities of any maturity.

The fund may also invest in U.S. Treasury and agency securities, municipal bonds, asset-backed securities (including collateralized loan obligations (“CLOs”), collateralized bond obligations (“CBOs”) and collateralized debt obligations (“CDOs”)), commercial mortgage-backed securities (“CMBS”), high quality short-term debt obligations and repurchase agreements. The fund’s investments may include debt securities of foreign issuers, including emerging market debt securities. The fund may invest in securities that are denominated in U.S. dollars and in foreign currencies. The fund may invest up to 15% of its net assets in emerging market debt securities. The sub-adviser considers emerging markets countries as countries that major international financial institutions, such as the World Bank, generally consider to be less economically mature than developed nations. The fund may invest up to 10% of its net assets in high-yield debt securities (commonly referred to as “junk bonds”). Junk bonds are high-risk debt securities rated below investment grade (that is, securities rated below BBB by Standard & Poor’s or Fitch or below Baa by Moody’s or, if unrated, determined to be of comparable quality by the sub-adviser).

The sub-adviser uses a combination of a global “top-down” analysis of the macroeconomic and interest rate environment and proprietary “bottom-up” research of corporate, government and agency debt, and other debt instruments. In the sub-adviser’s “top-down” approach, the sub-adviser analyzes various fundamental, technical, sentiment and valuation factors that affect the movements of markets and securities prices worldwide. In its proprietary “bottom-up” research, the sub-adviser considers various fundamental and other factors, such as creditworthiness, capital structure, covenants, cash flows and, as applicable, collateral. The sub-adviser uses this combined “top-down” and “bottom-up” approach to determine asset class, sector, security, yield curve, and duration positions for the fund. The sub-adviser’s research analysts also generally integrate environmental, social and governance (“ESG”) matters within their analytical process for investment grade corporate debt securities (including emerging markets), foreign government bonds and notes (including emerging markets), private residential mortgage-backed securities, certain asset-backed securities (including CLOs, CBOs and CDOs), CMBS, certain cash equivalents (including corporate commercial paper) and privately issued debt securities issued pursuant to Rule 144A or Regulation S alongside traditional credit metrics as a risk management tool and as a method to identify financially material ESG factors and arrive at an independent, comprehensive view of the investment. The sub-adviser’s research analysts typically do not consider ESG factors when analyzing other investments, including, but not limited to, investments in U.S. government obligations, mortgage-backed securities guaranteed by U.S. government agencies and instrumentalities, U.S. Treasury and agency securities, municipal bonds, asset-backed commercial paper, repurchase agreements, cash, certain cash equivalent securities and money market instruments. Consideration of ESG matters is subjective and not determinative in the sub-adviser’s investment process. The sub-adviser may conclude that other attributes of an investment outweigh ESG considerations when making investment decisions. The sub-adviser’s research analysts do not take ESG factors into consideration with respect to every investment in the fund.

The fund may purchase securities on a when-issued, delayed delivery, to be announced or forward commitment basis.

The fund may invest in privately issued securities, including those that are normally purchased pursuant to Rule 144A or Regulation S promulgated under the Securities Act of 1933, as amended.

* * *

The table entitled “Principal Risks of the Underlying Funds” is deleted in its entirety and replaced with the following:

Principal Risks	Transamerica Long Credit
Active Trading	X
Counterparty	X
Credit	X
Currency	X
Distressed or Defaulted Securities	X
Emerging Markets	X
Extension	X
Fixed-Income Securities	X
Focused Investing	X
Foreign Investments	X
High-Yield Debt Securities	X
Inflation	X
Inflation-Protected Securities	X
Interest Rate	X

Large Shareholder	X
LIBOR	X
Liquidity	X
Management	X
Market	X
Mortgage-Related & Asset-Backed Securities	X
Municipal Securities	X
New Fund	X
Prepayment or Call	X
Privately Placed and Other Restricted Securities	X
Repurchase Agreements	X
Sovereign Debt	X
Sustainability and/or Environmental, Social and Governance (“ESG”) Considerations	X
To Be Announced (TBA) Transactions	X
U.S. Government and Agency Obligations	X
Valuation	X
Yield	X

* * *

Investors Should Retain this Supplement for Future Reference

September 29, 2023